Interest Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest expense [Abstract]
Bank borrowings			$ 0	$ 85	$ 117
Senior Notes			253	103	0
Amortization of deferred financing costs			15	22	21
Lease liabilities			8	8	7
Standby fee and other financing costs			13	11	10
Interest costs incurred			289	229	155
Less: interest capitalized			(9)	(4)	(2)
Interest expense, net of amounts capitalized	$ 116	$ 147	$ 280	$ 225	$ 153	[1]

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.